Nuveen Short-Term REIT ETF (NURE)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 99.7%
	Apartments – 49.4%
22,669	American Campus Communities Inc	$978,621
44,255	American Homes 4 Rent, Class A	1,475,462
24,518	Apartment Income REIT Corp	1,048,390
24,459	Apartment Investment and Management Co, Class A	150,178
7,939	AvalonBay Communities Inc	1,464,825
14,161	Camden Property Trust	1,556,435
2,146	Centerspace	145,928
20,585	Equity Residential	1,474,504
5,392	Essex Property Trust Inc	1,465,761
16,776	Independence Realty Trust Inc	254,995
50,177	Invitation Homes Inc	1,605,162
10,904	Mid-America Apartment Communities Inc	1,574,101
3,711	NexPoint Residential Trust Inc	171,040
33,922	UDR Inc	1,487,819
	Total Apartments	14,853,221
	Hotels – 21.0%
34,189	Apple Hospitality REIT Inc	498,134
7,774	Chatham Lodging Trust (2)	102,306
34,599	DiamondRock Hospitality Co (2)	356,370
5,954	Hersha Hospitality Trust (2)	62,815
88,887	Host Hotels & Resorts Inc (2)	1,497,746
38,931	Park Hotels & Resorts Inc (2)	840,131
21,628	Pebblebrook Hotel Trust	525,344
27,171	RLJ Lodging Trust	420,607
9,055	Ryman Hospitality Properties Inc (2)	701,853
27,146	Service Properties Trust	321,951
17,391	Summit Hotel Properties Inc (2)	176,692
35,508	Sunstone Hotel Investors Inc (2)	442,430
18,740	Xenia Hotels & Resorts Inc (2)	365,430
	Total Hotels	6,311,809
	Manufactured Homes – 10.2%
24,105	Equity LifeStyle Properties Inc	1,534,042

Nuveen Short-Term REIT ETF (NURE) (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Manufactured Homes (continued)
10,260	Sun Communities Inc	$1,539,411
	Total Manufactured Homes	3,073,453
	Self-Storage – 19.1%
32,890	CubeSmart	1,244,229
11,391	Extra Space Storage Inc	1,509,877
12,428	Life Storage Inc	1,068,186
10,577	National Storage Affiliates Trust	422,340
6,130	Public Storage	1,512,639
	Total Self-Storage	5,757,271
	Total Long-Term Investments (cost $29,199,683)	29,995,754
	Other Assets Less Liabilities – 0.3%	102,830
	Net Assets – 100%	$30,098,584
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$29,995,754	$ —	$ —	$29,995,754

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT	Real Estate Investment Trust
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